Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 2,686,055	¥ 2,590,951
Additions	502,311	380,302
Acquisition of subsidiaries and businesses	304,257	53,811
Disposals	(1,737,069)	(158,164)
Depreciation	(145,974)	(144,556)
Impairment losses	(27,816)	(6,396)	¥ (4,237)
Exchange differences	(66,830)	(10,287)
Others	(4,802)	(19,606)
Carrying amount, ending balance	1,510,132	2,686,055	2,590,951
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	3,824,680	3,560,717
Carrying amount, ending balance	2,243,156	3,824,680	3,560,717
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(1,138,625)	(969,766)
Carrying amount, ending balance	(733,024)	(1,138,625)	(969,766)
Assets for rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	1,658,916	1,545,360
Additions	415,397	320,921
Acquisition of subsidiaries and businesses	304,233	52,636
Disposals	(1,640,222)	(152,172)
Depreciation	(91,906)	(88,198)
Exchange differences	(66,033)	(9,670)
Others	302	(9,961)
Carrying amount, ending balance	580,687	1,658,916	1,545,360
Assets for rent [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,086,804	1,833,990
Carrying amount, ending balance	607,769	2,086,804	1,833,990
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(427,888)	(288,630)
Carrying amount, ending balance	(27,082)	(427,888)	(288,630)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	514,492	512,819
Additions	44	1,268
Acquisition of subsidiaries and businesses		20
Disposals	(52,327)	(3,058)
Impairment losses	(2,446)	(453)
Exchange differences	(4)
Others	(192)	3,896
Carrying amount, ending balance	459,567	514,492	512,819
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	520,078	518,564
Carrying amount, ending balance	466,046	520,078	518,564
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(5,586)	(5,745)
Carrying amount, ending balance	(6,479)	(5,586)	(5,745)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	370,807	375,679
Additions	30,144	15,117
Acquisition of subsidiaries and businesses		604
Disposals	(33,796)	(1,089)
Depreciation	(21,344)	(24,507)
Impairment losses	(25,203)	(5,618)
Exchange differences	(284)	(192)
Others	11,673	10,813
Carrying amount, ending balance	331,997	370,807	375,679
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	774,233	760,244
Carrying amount, ending balance	738,023	774,233	760,244
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(403,426)	(384,565)
Carrying amount, ending balance	(406,026)	(403,426)	(384,565)
Leased assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	7,187	7,558
Additions	1,775	1,704
Acquisition of subsidiaries and businesses		4
Disposals	(660)	(74)
Depreciation	(2,061)	(2,102)
Impairment losses	(136)
Exchange differences	(3)
Others	47	97
Carrying amount, ending balance	6,149	7,187	7,558
Leased assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	17,837	16,741
Carrying amount, ending balance	17,373	17,837	16,741
Leased assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(10,650)	(9,183)
Carrying amount, ending balance	(11,224)	(10,650)	(9,183)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	134,653	149,535
Additions	54,951	41,292
Acquisition of subsidiaries and businesses	24	547
Disposals	(10,064)	(1,771)
Depreciation	(30,663)	(29,749)
Impairment losses	(31)	(325)
Exchange differences	(506)	(425)
Others	(16,632)	(24,451)
Carrying amount, ending balance	131,732	134,653	149,535
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	425,728	431,178
Carrying amount, ending balance	413,945	425,728	431,178
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(291,075)	(281,643)
Carrying amount, ending balance	¥ (282,213)	¥ (291,075)	¥ (281,643)